As filed with the Securities and Exchange Commission on February 23, 2005

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 163

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 164

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                      Citigroup Global Transaction Services
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]  on           pursuant to Rule 485, paragraph (b)(1)
        ---------
[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on                   pursuant to Rule 485, paragraph (a)(1)
        -----------------
[X]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]  on                   pursuant to Rule 485, paragraph (a)(2)
        -----------------
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Institutional Shares, A Shares and C Shares of Dover Responsibility Fund.

                                                                      ----------
                                                                      Prospectus
                                                                      ----------

                                                                     [   , 2005]
                                                                       --

Institutional Shares
A Shares
C Shares

                                                            Dover Responsibility
                                                                            Fund

                                                                  The Fund seeks
                                                 long-term capital appreciation.

                      The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this
                   Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

Risk/Return Summary                                                            2

   Investment Objective                                                        2

   Principal Investment Strategies                                             2

   The Investment Process - Purchasing and Rebalancing Portfolio Securities    2

   Principal Investment Risks                                                  3

   Who May Want to Invest in the Fund                                          3

   Portfolio Holdings                                                          4

Performance                                                                    4

Fee Table                                                                      4

Management                                                                     7

   The Adviser                                                                 7

   The Portfolio Managers                                                      7

   Other Service Providers                                                     8

   Fund Expenses                                                               8

Your Account                                                                   9

   How to Contact the Fund                                                     9

   General Information                                                         9

   Buying Shares                                                              10

   Selling Shares                                                             13

Choosing a Share Class                                                        15

   Exchange Privileges                                                        18

   Retirement Accounts                                                        19

Other Information                                                             19

   Distributions                                                              19

   Taxes                                                                      19

   Organization                                                               19

Financial Highlights                                                          20

Risk/Return Summary
--------------------------------------------------------------------------------

This Prospectus offers three classes of Dover Responsibility Fund (the "Fund"). Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $1,000,000. Institutional Shares are also available to financial institutions that intend to maintain an omnibus account with the Fund for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans such as 401(k) retirement plans; and (3) mutual fund platforms. A Shares and C Shares are designed for retail investors purchasing Fund shares directly or through financial intermediaries.

Concepts to Understand

Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.

Corporate Transparency means how readily understood a company's operations are to outside observers.

Fundamental Analysis means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

Market Capitalization means the aggregate value of a company's common stock in the stock market.

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund invests in the common stock of companies included in the S&P 500 Index/1/ that the Fund's adviser, Dover Corporate Responsibility Management LLC (the "Adviser"), believes occupy a preeminent position in the community and demonstrate corporate transparency, accountability and ethical standards, as measured by the extent of the company's philanthropic giving. The Adviser believes that philanthropic giving correlates strongly with both corporate liquidity and with responsible corporate governance and corporate transparency. The Adviser believes that such companies should outperform the S&P 500 Index over any given three to five year period. The Adviser has developed criteria for selecting companies that engage in philanthropic giving to the extent that it may be expected to correlate with sound financial conditions and the potential for good performance. On an ongoing basis, the Adviser evaluates each of the companies included in the S&P 500 Index and adjusts its portfolio composition accordingly to include those companies that meet the Adviser's investment criteria. The Fund is non-diversified and invests in companies included in the S&P 500 Index, which typically consists of companies with market capitalizations of $3.0 billion or more. The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings broadly track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund intends to invest substantially all its assets in equity securities.

The Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund's purchases and sales are determined by the application of its investment criteria, and no trading is done in reaction to market developments.

The Fund may purchase or sell securities in response to underlying fundamental changes in individual portfolio securities. Changes may include, but are not limited to, the discovery of improper corporate accounting practices or a drop in a corporate credit rating below investment grade.

The Investment Process - Purchasing and Rebalancing Portfolio Securities

The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. The Adviser tabulates philanthropic contributions by these companies in the most recent fiscal year considered both as an absolute dollar amount and as a percentage of the company's trailing three-year average of pre-tax earnings (adjusted for special one time charges). If a company meets or exceeds the Adviser's investment criteria, it will be

----------
/1/ The S&P 500 Index is the property of The McGraw-Hill Companies, Inc. The McGraw-Hill Companies, Inc. is not affiliated with the Fund or the Adviser. The McGraw-Hill Companies, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund and has not approved any information included in this Prospectus.

included in the Fund's portfolio. Companies are added or deleted from the Fund's portfolio accordingly, based on the Adviser's comparison of their philanthropic giving during the preceding fiscal year to its investment criteria. Each company is assigned an initial portfolio weight that broadly corresponds to its weight in the S&P 500 Index, and the weightings of the individual stocks are rebalanced quarterly or more frequently, if necessary, to reflect market capitalization and other changes in the S&P 500 Index.

Principal Investment Risks

General Risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

     .    The stock market may go down;

     . The stock market may not recognize the value of the stocks in the Fund's portfolio;

     .    The Adviser's strategy may fail to produce the intended results.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

Concentration Risk. The Fund may invest greater than 25% of its assets in a sector to the extent that the Adviser's strategy results in the inclusion in the Fund's portfolio of stocks of companies concentrated in a sector. Concentration of a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Non-diversification Risk. The Fund is a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to developments affecting and the risks associated with an individual issuer, which may have a greater impact on the Fund's performance.

Philanthropic Risk. The Adviser's investment strategy may be difficult to implement or less likely to achieve success if:

     . significant changes to accounting and/or government tax policies occur which result in changes to corporate donation patterns;

     . companies fail to disclose accurate information concerning their philanthropic giving; or

     . shareholder proposals to prohibit corporate philanthropic giving are approved by company shareholders.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

          .    Want a fund that invests in stocks in the S&P 500 Index;

          .    Are willing to accept price fluctuations in your investment; and

          . Are willing to tolerate risks associated with common stock investments.

The Fund may not be appropriate for you if you:

          . Want an investment that pursues market trends or focuses only on particular sectors or industries;

          .    Need regular income or stability of principal; or

          .    Are pursuing a short-term goal or investing emergency reserves.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information (the "SAI") and on the Fund's website at www.doverllc.com.

Performance
--------------------------------------------------------------------------------

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

Fee Table
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

The following table describes the various fees and expenses that you will bear if you invest in the Fund.

-----------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)                   Dover Responsibility Fund
-----------------------------------------------------------------------------------------------
                                                       Institutional      A            C
                                                           Shares      Shares       Shares
                                                       -------------   ------       ------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of the offering price)       None         4.50%/(1)/   1.00%/(1)/
Maximum Sales Charge (Load) Imposed on
   Reinvested Distributions                                None         None         None
Maximum Deferred Sales Charge (Load) Imposed on
   Redemptions (as a percentage of the sale price)         None         None/(2)/    None/(2)/
Redemption Fee (as a percentage of amount redeemed)        1.00%/(3)/   1.00%/(3)/   1.00%/(3)/
Exchange Fee (as a percentage of amount redeemed)          1.00%/(3)/   1.00%/(3)/   1.00%/(3)/
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------
Management Fees                                            0.89%        0.89%        0.89%
Distribution (12b-1) Fees                                  None         0.25%        1.00%
Other Expenses/(4)/                                        0.62%        0.84%        0.84%
Total Annual Fund Operating Expenses/(4)/                  1.51%        1.98%        2.73%
Waivers and Reimbursements/(5)/                            0.26%        0.23%        0.23%
Net Expenses/(5)/                                          1.25%        1.75%        2.50%

/(1)/ The sales charge declines with certain increases in the amount invested.
     An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A or C shares, or if your Class A or C purchase meets certain requirements.
/(2)/ A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within one year of purchase.
/(3)/ Shares redeemed or exchanged within 90 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
/(4)/ Based on projected annualized amounts for the Fund's fiscal year ending
     October 31, 2005.

/(5)/ Based on contractual waivers through     , 2006, the Adviser has agreed to
                                           ----
     waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses of Institutional Shares, A Shares and C Shares exceed 1.25%, 1.75% and 2.50%, respectively. The contractual waivers may be changed or eliminated only with the consent of the Board of Trustees.

Example
--------------------------------------------------------------------------------

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to A and C Shares) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

---------------------------------------------
          Institutional
              Shares      A Shares   C Shares
---------------------------------------------
1 Year         $127        $  620      $451
3 Years        $452        $1,022      $917

Investment Objective and Strategies
--------------------------------------------------------------------------------

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund invests in the common stock of companies included in the S&P 500 Index that the Fund's Adviser believes occupy a preeminent position in the community and demonstrate corporate transparency, accountability and ethical standards, as measured by the extent of a company's philanthropic giving. The Adviser believes that philanthropic giving correlates strongly with both corporate liquidity and with responsible corporate governance and corporate transparency. The Adviser believes that such companies should outperform the S&P 500 Index over any given three to five year period. The Adviser has developed criteria for selecting companies that engage in philanthropic giving to the extent that it may be expected to correlate with sound financial condition and the potential for good performance. On an ongoing basis, the Adviser evaluates each of the companies included in the S&P 500 Index and adjusts its portfolio composition accordingly to include those companies that meet the Adviser's investment criteria. The Fund is non-diversified and invests in companies included in the S&P 500 Index, which typically consists of companies with market capitalizations of $3.0 billion or more. The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings broadly track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund intends to invest substantially all its assets in equity securities.

The Fund typically follows a buy and hold strategy and does not intend to purchase or sell securities for short-term trading purposes. The Fund's investment purchases and sales are determined by the application of its investment criteria, and no trading is done in reaction to market developments. The Fund may purchase or sell securities in response to underlying fundamental changes in individual portfolio securities. Changes may include, but are not limited to, the discovery of improper corporate accounting practices or a drop in a corporate credit rating below investment grade.

The Investment Process - Purchasing and Rebalancing Portfolio Securities

The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. The Adviser tabulates philanthropic contributions by these companies in the most recent fiscal year considered both as an absolute dollar amount and as a percentage of the company's trailing three-year average of pre-tax earnings

(adjusted for special one time charges). If a company meets or exceeds the Adviser's investment criteria, it will be included in the Fund's portfolio.

Companies are added or deleted from the Fund's portfolio accordingly, based on the Adviser's comparison of their philanthropic giving during the preceding fiscal year to its investment criteria. Measured against the Adviser's investment criteria, approximately 100 companies included in the S&P 500 Index qualify for inclusion in the Fund's portfolio, although the exact number may vary year-to-year. Each company is assigned an initial portfolio weight that broadly corresponds to its weight in the S&P 500 Index, and the weightings of the individual stocks are rebalanced quarterly or more frequently, if necessary, to reflect market capitalization and other changes in the S&P 500 Index.

The Adviser looks at two components of a company's philanthropic contributions: contributions made directly to charitable organizations and contributions made to a company's private foundation, if applicable. These contributions can be in the form of cash, securities, products or other in-kind donations. The Adviser's analysis does not give differential treatment to any one form of charitable contribution. To avoid double counting donations, the Adviser does not include in its calculation any charitable contributions made by a company's private foundation to third parties.

The Adviser has developed an information gathering procedure that aims to collect all publicly-available information regarding a company's philanthropic contributions in a systematic manner. Such information gathering procedure includes gathering information from the following sources: company annual reports, corporate websites, corporate foundation tax filings and company representatives.

See "Investment Policies and Risks" in the SAI for a more detailed description of the Adviser's investment process. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI and on the Fund's website at www.doverllc.com under Mutual Funds.

Principal Investment Risks

General Risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

     .    The stock market may go down;

     . The stock market may not recognize the value of the stocks in the Fund's portfolio;

     .    The Adviser's strategy may fail to produce the intended results.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

Concentration Risk. The Fund may invest greater than 25% of its assets in a sector to the extent that the Adviser's strategy results in the inclusion of stocks of companies concentrated in a sector to be included in the Fund's portfolio. Concentration of a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Non-diversification Risk. The Fund is a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to developments affecting and the risks associated with an individual issuer, which may have a greater impact on the Fund's performance.

Philanthropic Risk. The Adviser's investment strategy may be difficult to implement or less likely to achieve success if:

     . significant changes to accounting and/or government tax policies occur which result in changes to corporate donation patterns;

     . companies fail to disclose accurate information concerning their philanthropic giving; or

     . shareholder proposals to prohibit corporate philanthropic giving are approved by company shareholders.

Management
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

The Adviser

The Fund's Adviser is Dover Corporate Responsibility Management LLC, 140 Greenwich Avenue, Greenwich, CT 06830. Founded in 2003, the Adviser provides investment advisory services to institutional and individual investors. The Adviser has recently become a Registered Investment Adviser. The Adviser is a wholly-owned subsidiary of Dover Management LLC. The Adviser's principals are engaged in the business of investment advisory services on behalf of clients, which include corporate retirement plans, foundations, educational institutions, charitable organizations and individuals. The Adviser receives an advisory fee of 0.89% of the average daily net assets of the Fund.

Based on contractual waivers through     , 2006, the Adviser has agreed to waive
                                     ----
its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses of Institutional Shares, A Shares and C Shares exceed 1.25%, 1.75% and 2.50%, respectively. The contractual waivers may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2004, the Adviser had approximately $3.7 million in assets under management. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.

The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Portfolio Managers

Philip Propper De Callejon and Christopher J. Wolfe are primarily responsible for the day-to-day management of the Fund.

Philip Propper De Callejon, CFA, serves as the Chief Investment Officer and Senior Portfolio Manager of the Adviser. Prior to joining the Adviser in 2004, he was a portfolio manager with Trust Company of the West ("TCW") responsible for the Large Cap Core strategy since 1997.

Also while at TCW, Mr. Propper De Callejon served as an Analyst dedicated to the Small and Mid-Cap Growth strategies. From 1995 to 1997, he was an Analyst in Central Research covering the telecommunications and media sectors. Prior to that, he worked as an Analyst and Trader for National Mutual Funds Management, an Australian asset manager. Earlier, he was a Management Consultant specializing in defense and national security issues for the Rand Corporation. He is a former Air Force Officer and Fighter Aviator.

Mr. Propper De Callejon earned an M.B.A. from the University of Southern California, a Master of Arts in Political Science from California State University, and was graduated with a B.A. from Trinity College in Hartford, Connecticut. He is a Chartered Financial Analyst (CFA) charterholder.

Christopher J. Wolfe, CFA, serves as Director of Research and is responsible for overseeing market strategy, and currently manages two research analysts.

Prior to joining the Adviser in 2004, Mr. Wolfe was Head of Global Equities for JPMorgan's Private Bank where he supervised all equity strategies and product design for the global private bank sales force from 1997 to 2004.

Previously, Mr. Wolfe was Chief U.S. Equity Strategist and Head of Latin American Equity Strategy for JP Morgan's Private Bank. As a member of the Private Bank's investment policy team, he created a rigorous valuation-based equity research process, and was responsible for U.S. equity markets analysis. Prior to that, Mr. Wolfe was Director of Research and Portfolio Manager for Lincoln Capital Corporation, a private money management firm based in Rhode Island.

Mr. Wolfe received an M.B.A. from the Columbia Business School and a B.S. in Business Administration from the University of Rhode Island. Mr. Wolfe holds series licenses 7, 9, 10,16 and 63. He is a Certified Financial Planner licensee and Chartered Financial Analyst (CFA) charterholder.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

Other Service Providers

Citigroup Global Transaction Services, through its various affiliates (collectively, "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the distributor (principal underwriter) of the Fund, acts as the Fund's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

Fund Expenses

The Fund pays its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.

Your Account

How to Contact the Fund

Write to us at:
   Dover Responsibility Fund
   P.O. Box 446
   Portland, Maine 04112

Overnight address:
   Dover Responsibility Fund
   Two Portland Square
   Portland, Maine 04101

Telephone us at:
(toll free)

Wire investments (or ACH payments) to:
   Citibank, N.A.
   New York, New York
   ABA #

   For Credit to:
   Forum Shareholder Services, LLC
   Account#
   Dover Responsibility Fund
   (Your Name)
   (Your Account Number)

General Information

You may purchase, sell (redeem) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase, redeem or exchange shares of each Fund class at the net asset value ("NAV") of a share of that class next calculated, plus any applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange), after the transfer agent receives your request in proper form (as described in this Prospectus on pages 8 through 10). For instance, if the transfer agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the applicable Fund class, plus the applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund also reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

When and How NAV is Determined

Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class. The Fund values securities for which market quotations are readily available at current market value. The Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are insufficient or not readily available or (ii) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

Transactions through Third Parties If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

Anti-Money Laundering Program Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in case of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Buying Shares

How to Make Payments All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check). The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

     Checks For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Dover Responsibility Fund" or to one or more owners of the account and endorsed to "Dover Responsibility Fund." For all other accounts, the check must be made payable on its face to "Dover Responsibility Fund." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments--The Fund accepts investments in the following minimum amounts:

-------------------------------------------------------------------------------------------------------
                                   Minimum Initial Investment          Minimum Additional Investment
-------------------------------------------------------------------------------------------------------
                              Institutional   A Shares   C Shares   Institutional   A Shares   C Shares
-------------------------------------------------------------------------------------------------------
Standard Accounts               $1,000,000     $5,000     $10,000       $  0          $250      $1,000
-------------------------------------------------------------------------------------------------------
Traditional and                  1,000,000      3,000       3,000          0           250         500
Roth IRAs
-------------------------------------------------------------------------------------------------------
Systematic Investment Plans      1,000,000      2,000       2,000        250           250         250
-------------------------------------------------------------------------------------------------------

Account Requirements

                                 Type of Account

Individual, Sole Proprietorship and Joint Accounts

Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants)

Gifts or Transfers to a Minor (UGMA, UTMA)

These custodial accounts provide a way to give money to a child and obtain tax benefits

Business Entities

Trusts

                                   Requirement

..    Instructions must be signed by all persons required to sign exactly as their names appear on the account

..    Depending on state laws, you can set up a custodial account under the UGMA or the UTMA

..    The custodian must sign instructions in a manner indicating custodial capacity

..    Submit a secretary's (or similar) certificate covering incumbency and authority

..    The trust must be established before an account can be opened

..    Provide the first and signature pages from the trust document identifying the trustees

Account Application and Customer Identity Verification To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to redemption fees and to any related taxes. For additional information please refer to the SAI.

Limitations on Frequent Purchases The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund may interfere with the management of the Fund's portfolio and result in increased costs. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on reviewing substantial redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

In addition, the sale of the Fund's shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase.

The Fund may refuse to sell shares to persons determined by the Fund to be market timers, even if the above limitations have not been reached.

Investment Procedures

                             How to Open an Account

By Check

..    Call or write us for an account application
..    Complete the application (and other required documents)
..    Mail us your original application (and other required documents) and a check

By Wire

..    Call or write us for an account application
..    Complete the application (and other required documents)
..    Call us to fax the completed application (and other required documents) and we will assign you an account number
..    Mail us your original application (and other required documents)
..    Instruct your U.S. financial institution to wire your money to us

By ACH Payment

..    Call or write us for an account application
..    Complete the application (and other required documents)
..    Call us to fax the completed application (and other required documents) and we will assign you an account number
..    Mail us your original application (and other required documents)
..    We will electronically debit your purchase proceeds from the financial institution account identified on your account application

                           How to Add to Your Account

By Check

..    Fill out an investment slip from a confirmation or write us a letter
..    Write your account number on your check
..    Mail us the slip (or your letter) and the check

By Wire

..    Call to notify us of your incoming wire
..    Instruct your U.S. financial institution to wire your money to us

By Systematic Investment

..    Complete the systematic investment section of the application
..    Attach a voided check to your application
..    Mail us your original application and voided check
..    We will electronically debit your purchase proceeds from the financial institution account identified on your account application

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

Selling Shares

Your shares will be redeemed at the net asset value next calculated after receipt of your redemption order. The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment from you for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

--------------------------------------------------------------------------------
                      How to Sell Shares from Your Account
--------------------------------------------------------------------------------
By Mail
..    Prepare a written request including:
          .    Your name(s) and signature(s)
          .    Your account number
          .    The Fund name
          .    The dollar amount or number of shares you want to sell
          .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required)
..    Obtain other documentation (if required)
..    Mail us your request and documentation
--------------------------------------------------------------------------------
By Wire
..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (see "By Telephone") or
..    Mail us your request (see "By Mail")
--------------------------------------------------------------------------------
By Telephone
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
          .    Your account number
          .    Exact name(s) in which the account is registered
          .    Additional form of identification
..    Redemption proceeds will be:
          .    Mailed to you or
          .    Wired to you (unless you declined wire redemption privileges on your account application) (see "By Wire")
Systematically
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us your original application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

Wire Redemption Privileges You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

Signature Guarantee Requirements To protect you and the Fund against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account, not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require a signature guarantee(s) on all redemptions.

Small Accounts If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

Redemption Fee The sale of the Fund's Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

..    redemptions in a deceased shareholder account if such an account is registered in the deceased's name

..    redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

..    redemptions of shares purchased through a dividend reinvestment program

..    redemptions pursuant to a systematic withdrawal plan

..    redemptions in a qualified retirement plan under section 401(a) of the
     Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.

Lost Accounts The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Choosing a Share Class
--------------------------------------------------------------------------------

This Prospectus offers three classes of Fund shares. The following is a summary of the differences between the various classes:

------------------------------------------------------------------------------------------------------------------------------
          Institutional Shares                             A Shares                                   C Shares
------------------------------------------------------------------------------------------------------------------------------
..    Designed for eligible institutions    .    Designed for retail investors         .    Designed for retail investors
     (financial institutions,                   investing individually or through          investing individually or through
     corporations, trusts, estates and          financial institutions                     financial institutions
     religious and charitable
     organizations), employee benefit      .    Initial sales charge of 4.50% or      .    Initial sales charge of 1.00% or
     plans with assets of at least $10          less                                       less
     million, and registered investment
     advisers or financial planners        .    No initial sales charge on            .    No initial sales charge on
     purchasing shares on behalf of             purchases of $1 million or more            purchases of $1 million or more
     clients and who charge asset-based
     or hourly fees                        .    Deferred sales charge of 1% on        .    Deferred sales charge of 1% on
                                                purchases of $1 million or more            purchases of $1 million or more
..    No initial or deferred sales               redeemed in whole or in part within        redeemed in whole or in part within
     charges                                    twelve months of purchase.                 twelve months of purchase.

..    Lower expense ratio than A            .    Lower expense ratio than C Shares     .    Higher expense ratio than A Shares
     Shares and C Shares                        due to lower Rule 12b-1                    due to higher Rule 12b-1
                                                distribution fees                          distribution fees
------------------------------------------------------------------------------------------------------------------------------

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules applicable to each class before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in class A shares. If you do not list a financial adviser on the application, the distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objectives, principal investment strategies and principal risks as well as factors listed above to determine which fund and share class is most appropriate for your situation.

Sales Charge Schedule - A Shares An initial sales charge is assessed on purchases of A Shares as follows:

--------------------------------------------------------------------------------
                                    Sales Charge (Load) as % of:
                                    ----------------------------
                                         Public        Net Asset
Amount of Purchase                   Offering Price   Value/(1)/   Reallowance %
--------------------------------------------------------------------------------
Up to $99,999                             4.50%          4.71%         4.00%
$100,000 to $249,999                      3.50%          3.63%         3.00%
$250,000 to $499,999                      2.50%          2.56%         2.25%
$500,000 to $999,999                      1.50%          1.52%         1.25%
$1,000,000 and up/(2)/                    0.00%          0.00%         0.00%

/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
/(2)/ No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are redeemed within twelve months of purchase.

Sales Charge Schedule - C Shares An initial sales charge is assessed on purchases of C Shares as follows:

--------------------------------------------------------------------------------
                                    Sales Charge (Load) as % of:
                                    ----------------------------
                                         Public        Net Asset
Amount of Purchase                   Offering Price   Value/(1)/   Reallowance %
--------------------------------------------------------------------------------
Up to $499,999                           1.00%           1.01%             %
$500,000 to $999,999                     0.75%           0.76%             %
$1,000,000 and up/(2)/                   0.00%           0.00%         0.00%

/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
/(2)/ No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are redeemed within twelve months of purchase.

The offering price for A Shares and C Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

Reduced Sales Charges - A Shares and C Shares You may qualify for a reduced initial sales charge on purchases of the Fund's A Shares or C Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the Fund A Shares or C Shares, as applicable (as of the Fund's prior business day), that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or
(iv) your minor children's trust or custodial accounts ("Accounts"). A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares or C Shares purchased previously only if they were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages) and the following additional information, as applicable, regarding these accounts:

     Information or records regarding Fund A Shares or C Shares held in all accounts in your name at the transfer agent;

     Information or records regarding Fund A Shares or C Shares held in all accounts in your name at another financial intermediary;

     Information or records regarding Fund A Shares or C Shares for your Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares or C Shares within a period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares or C Shares as if such purchases were executed in a single transaction.

Elimination of Initial Sales Charges - A Shares and C Shares Certain persons may also be eligible to purchase A Shares or C Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' or C Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

     A qualified retirement plan under Section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC;

     Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

     Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

     Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts); and

     Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase A Shares or C Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

Contingent Deferred Sales Charge Schedule - A Shares and C Shares A CDSC of 1.00% is assessed on redemptions of A Shares and C Shares that were part of a purchases of $1 million or more within one year of purchase.

The CDSC is paid on the lower of the NAV or the cost of the shares redeemed. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays a sales commission of 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more. The distributor also pays a sales commission of 1.00% of the offering price of C Shares to brokers that initiate and are responsible for purchases of $1 million or more.

Elimination of CDSC Certain persons may be eligible to redeem C Shares without paying a CDSC. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account; (4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under
Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2. For these purposes, the term "disability" shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

Rule 12b-1 Fees The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Because A Shares and C Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution services with respect to A Shares and C Shares.

Sales charge information regarding the Fund is available free of charge on the Fund's website at www.doverllc.com.

Exchange Privileges

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Not all funds available for exchange may be available for purchase in your state. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Shares within 90 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

Requirements You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
                                 How to Exchange
--------------------------------------------------------------------------------

By Mail
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation
By Telephone
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification
By Internet:
..    Log on to our Web site (unless you declined Internet trading privileges on your account application)
..    Select Account Access
..    Provide the following information:
     .    Your user ID
     .    Your password
..    Select the Transactions/Exchange menu option
..    Follow the instructions provided

Retirement Accounts

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Information
--------------------------------------------------------------------------------

Distributions

The Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met.

Distributions of capital gain and distributions of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after October 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

Financial Highlights
--------------------------------------------------------------------------------

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                      Dover

                               Responsibility Fund

                              For More Information
            The following documents are available free upon request:

                           Annual/Semi-Annual Reports
  Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   Statement of Additional Information ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference, and thus is a part of, this Prospectus.

                               Contacting the Fund
You can get free copies of the annual/semi-annual reports (when available), the
   SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                            Dover Responsibility Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) xxx-xxxx
                                www.doverllc.com

                 Securities and Exchange Commission Information

You can also review the Fund's annual/semi-annual reports (when available), SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). Scheduled hours of operation for the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov.

 Free copies of the annual/semi-annual reports (when available) and the SAI are available from the SEC's web site at www.sec.gov

                    Investment Company Act File No. 811-3023

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                        , 2005
                                  ------

                            Dover Responsibility Fund

Investment Adviser:
Dover Corporate Responsibility Management LLC
140 Greenwich Avenue
Greenwich, CT 06830

Account Information and Shareholder Services:

     Forum Shareholder Services, LLC
     P.O. Box 446
     Portland, Maine 04112
     (800)

This Statement of Additional Information (the "SAI") supplements the Prospectus
dated       , 2005, as may be amended from time to time, offering shares of the
      ------
Dover Responsibility Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Table of Contents
--------------------------------------------------------------------------------
Glossary.......................................................................2
Investment Policies and Risks..................................................3
Investment Limitations.........................................................6
Collection of Data Relating to Corporate Philanthropy..........................8
Management.....................................................................9
Portfolio Transactions........................................................17
Purchase and Redemption Information...........................................19
Taxation......................................................................21
Other Matters.................................................................25
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Proxy Voting Procedures of the Trust............................B-1
Appendix C - Proxy Voting Procedures of the Adviser..........................C-1

Glossary
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

     "Accountant" means Citigroup Global Transaction Services.

     "Administrator" means Citigroup Global Transaction Services.

     "Adviser" means Dover Corporate Responsibility Management LLC.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Citigroup" means Citigroup Global Transaction Services.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means Citibank, N.A.

     "Distributor" means Foreside Fund Services, LLC, the distributor of the Fund's shares.

     "Fitch" means Fitch Ratings.

     "Fund" means Dover Responsibility Fund.

     "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

     "Transfer Agent" means Citigroup Global Transaction Services.

     "Trust" means Forum Funds.

     "U.S." means United States.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1934 Act" means the Securities Exchange Act of 1934, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

Investment Policies and Risks
--------------------------------------------------------------------------------

The Fund is a non-diversified series of the Trust. The Fund offers three classes: Institutional Shares, A Shares and C Shares. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

1.   Common and Preferred Stock

A.   General

The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

B.   Risks

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.   Warrants

A.   General

The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

B.   Risks

Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

3.   Depositary Receipts

A.   General

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

B.   Risks

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

4.   Security Ratings Information

The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

5.   Options

A.   General

The Fund may purchase put and call options written by others and may write covered calls. The Fund may purchase options on securities, currencies and stock indices. The Fund may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund may only invest in options that trade on an exchange or over-the-counter. The Fund may purchase put and call options to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may sell options so purchased.

B.   Options Strategies

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

Options on foreign currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S.

options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

C.   Risks of Options

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

6.   Borrowing

A.   General

Subject to the Fund's investment limitations, the Fund may borrow money. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

B.   Risks

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense incurred as a result of borrowing were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed the greater potential of gain or loss to the Fund.

7.   Illiquid and Restricted Securities

A.   General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include securities which are not readily marketable.

B.   Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

C.   Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

8.   Concentration

The Fund invests according to the Adviser's investment criteria and, because its individual stock weightings broadly track those of the S&P 500 Index, the Fund will be concentrated in industries in which the S&P 500 Index is concentrated. The Fund will be considered concentrated if more than 25% of the Fund's total assets invested in securities of issuers conducting their principal business activities in the same industry. In addition, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Concentration of a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

9.   Non-Diversification

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Fund is a "non-diversified" investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (i) not more than 25% of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in U.S. Government securities are not subject to these limitations.

10.  Core and Gateway(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

Investment Limitations
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.   Fundamental Limitations

The Fund has adopted the following investment limitations which cannot be changed by the Board without shareholder approval.

The Fund may not:

A.   Borrowing Money

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

B.   Underwriting Activities

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

C.   Making Loans

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

D.   Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

E.   Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and or from investing in securities or other instruments backed by physical commodities).

F.   Issuance of Senior Securities

Issue senior securities except pursuant to Section 18 of the 1940 Act.

In addition, the Fund's investment objective of seeking long-term capital appreciation may not be changed by the Board without shareholder approval.

2.   Non-Fundamental Limitations

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

A.   Securities of Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

B.   Short Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in options are not deemed to constitute selling securities short.

C.   Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

D.   Purchases on Margin

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

E.   Borrowing

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

F.   Options and Futures Contracts

The Fund will not write put options, except that the Fund may write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund will not invest in futures contracts.

G.   Exercising Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

Collection of Data Relating to Corporate Philanthropy
--------------------------------------------------------------------------------

The Adviser maintains and updates a database of charitable giving by companies included in the S&P 500 Index. As part of this process, the Adviser has developed an information gathering procedure that aims to collect all publicly-available information regarding a company's philanthropic contributions in a systematic manner. The data is gathered from four main sources, all of which are available to the public:

Company Annual Report: The Adviser reviews the company's annual report from the relevant time period. Typically, management will detail its philanthropic giving either in the letter to shareholders or in another section of the report.

Corporate Website: The Adviser searches through a company's website for any indication of charitable giving. The Adviser's experience has been that many companies specifically report their level of charitable donations directly on their websites or through company literature directly posted on their websites.

Corporate Foundation Tax Filings: A company's private foundation must file an annual Form 990PF. The Adviser gathers information from these publicly-available tax filings as they are filed, through research organizations that track philanthropic giving, government organizations, or the company foundation itself. These filings are of critical importance to the Adviser because they provide a detailed disclosure of the exact amount and form of charitable contributions that a corporation has made to its corporate foundation.

Company Representatives: The Adviser contacts each company's investor relations and/or public relations department. After explaining the reason behind its information request, the Adviser either asks the company representative to verify data already gathered from one of the previously-listed information sources or, if data was not available from any of the other sources, the Adviser asks the company representative to quantify the company's level of philanthropic giving for the particular year under review. If the company representative is able to provide the requested information, the Adviser requests written confirmation for its files. If the company representative complies with written confirmation, the documentation is included in the Adviser's files. In addition, the Adviser maintains a record of each phone conversation or email correspondence, detailing the names and titles of the persons contacted.

In addition, if the Adviser is unable to quantify one or more components of total charitable giving (i.e. direct giving to outside charities or direct giving to company foundation), the Adviser assigns a zero value for that component. Moreover, in the instance where the Adviser gathers inconsistent data from two or more of the information sources, the Adviser will utilize the lower amount in its calculation of charitable giving for a particular year. These policies were adopted to arrive at the most conservative and most reliable estimate of philanthropic contributions for each company.

Management
--------------------------------------------------------------------------------

1.   Trustees and Officers

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an interested Trustee due to his prior control of the Distributor. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Number of
                                                                                                           Portfolios
                                                                                                             in Fund        Other
                             Position      Length                   Principal Occupation(s)                  Complex    Trusteeships
          Name,              with the      of Time                           During                         Overseen       Held by
     Age and Address          Trust        Served                        Past 5 Years                      by Trustee     Trustees
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
John Y. Keffer             Trustee       1989-         President, Citigroup, fund services division            29           None
Born: July 15, 1942                      Present       since 2003; President, Forum Financial Group, LLC
Two Portland Square                                    ("Forum") (a fund services company acquired by
Portland, ME 04101                                     Citigroup in 2003). Trustee of one other
                                                       investment company within the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Costas Azariadis           Trustee       1989-         Professor of Economics, University of                   29           None
Born: February 15, 1943                  Present       California-Los Angeles Visiting Professor of
Department of Economics                                Economics, Athens University of Economics and
University of California                               Business 1998-1999. Trustee of one other
Los Angeles, CA 90024                                  investment company within the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
James C. Cheng             Trustee       1989-         President, Technology Marketing Associates              29           None
Born: July 26, 1942                      Present       (marketing company for small and medium sized
27 Temple Street                                       businesses in New England). Trustee of one other
Belmont, MA 02718                                      investment company within the fund complex.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Number of
                                                                                                           Portfolios
                                                                                                             in Fund        Other
                             Position      Length                   Principal Occupation(s)                  Complex    Trusteeships
          Name,              with the      of Time                           During                         Overseen       Held by
     Age and Address          Trust        Served                        Past 5 Years                      by Trustee     Trustees
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
J. Michael Parish          Trustee and   1989-         Retired; Partner, Wolfe, Block, Schorr and              29           None
Born: November 9, 1943     Chairman      Present       Solis-Cohen LLP (law firm) 2002 -2003; Partner,
250 Park Avenue                          (Chairman     Thelen Reid & Priest LLP (law firm) 1995-2002.
New York, NY 10177                       since 2004)   Trustee of one other investment company within
                                                       the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
David I. Goldstein         President/    2003-         Director, Citigroup since 2003; Director,               N/A          N/A
Born: August 3, 1961       Assistant     Present       Business & Product Development, Forum 1999-2003.
Two Portland Square        Secretary                   President/Assistant Secretary of one other
Portland, ME 04101                                     investment company within the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
Beth P. Hanson             Vice          2003-         Relationship Manager, Citigroup GTS since 2003;         N/A          N/A
Born: July 15, 1966        President/    Present       Relationship Manager, Forum 1999-2003.
Two Portland Square        Assistant                   Vice-President/Assistant Secretary of one other
Portland, Maine  04101     Secretary                   investment company within the fund complex.
                                                       Secretary of one other investment company within
                                                       the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
Sara M. Morris             Vice          2004-         Director and Relationship Manager, Citigroup            N/A          N/A
Born: September 18, 1963   President     Present       since 2004; Chief Financial Officer, The VIA
Two Portland Square                                    Group (strategic marketing company) 2000-2003,
Portland, ME 04101                                     Chief Financial Officer, Forum, 1994-1999.
------------------------------------------------------------------------------------------------------------------------------------
Peter Guarino              Chief         2004-         Executive Director, Investment Company Services,        N/A          N/A
Born: June 22, 1958        Compliance    Present       Foreside Fund Services, LLC since 2004; General
Two Portland Square        Officer                     Counsel and Global Compliance Officer, MiFund,
Portland, ME 04101                                     Inc.; Various senior legal capacities, The
                                                       Dreyfus Corp. and G.T. Global Group of Funds
                                                       1989-1999; Western Division Leader, Investment
                                                       Company Services Group, Merrill Corp. 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of
                                                                                                           Portfolios
                                                                                                             in Fund        Other
                             Position      Length                   Principal Occupation(s)                  Complex    Trusteeships
          Name,              with the      of Time                           During                         Overseen       Held by
     Age and Address          Trust        Served                        Past 5 Years                      by Trustee     Trustees
------------------------------------------------------------------------------------------------------------------------------------
Stacey E. Hong             Treasurer     2003-         Director, Fund Accounting, Citigroup since 2003;        N/A          N/A
Born: May 10, 1966                       Present       Director Forum Accounting Services, LLC (fund
Two Portland Square                                    accountant acquired by Citigroup in 2003)
Portland, ME 04101                                     1999-2003.
                                                       Treasurer of two other investment companies
                                                       within the fund complex.
------------------------------------------------------------------------------------------------------------------------------------
David M. Whitaker          Secretary     2004-         Counsel, Citigroup since 2004; Assistant Counsel,       N/A          N/A
Born: September 6, 1971                  Present       PFPC, Inc. (a fund services company) 1999-2004.
Two Portland Square                                    Secretary of one other investment company within
Portland, ME 04101                                     the fund complex.
------------------------------------------------------------------------------------------------------------------------------------

2.   Trustee Ownership in the Fund and Family of Investment Companies

--------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of
                                                                      Ownership as of December 31,
                                        Dollar Range of Beneficial   2004 in all Funds Overseen by
                                       Ownership in the Fund as of   Trustee in the Same Family of
Trustees                                    December 31, 2004             Investment Companies
--------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------
John Y. Keffer                                     None                           None
--------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------
Costas Azariadis                                   None                           None
--------------------------------------------------------------------------------------------------
James C. Cheng                                     None                           None
--------------------------------------------------------------------------------------------------
J. Michael Parish                                  None                      Over $100,000
--------------------------------------------------------------------------------------------------

3.   Ownership of Securities of the Adviser and Related Companies

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.   Information Concerning Trust Committees

A.   Audit Committee

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. The Fund is a new Trust series. The Audit Committee met in September 2004 to approve the Fund's auditors for the Fund's fiscal year ending October 31, 2005.

B.   Nominating Committee

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During calendar year 2004, the Nominating Committee did not meet.

C.   Valuation Committee

The Trust's Valuation Committee, which meets when necessary, consists of all the Trustees, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Fund is a new Trust series and the Valuation Committee has not met regarding the Fund.

D.   Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Fund is a new Trust series and the QLCC has not met regarding the Fund.

5.   Compensation of Trustees and Officers

Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following tables set forth estimated annualized fees to be paid to each Trustee by the Fund and the fund complex, which includes all series of the Trust and three other investment companies for which Citigroup provides services, for the Fund's initial fiscal year ending October 31, 2005.

-----------------------------------------------------
                                   Total Compensation
                    Compensation     from Trust and
     Trustee         from Fund        Fund Complex
-----------------------------------------------------

-----------------------------------------------------

-----------------------------------------------------
John Y. Keffer         $    0            $     0
-----------------------------------------------------
Costas Azariadis       $  753            $36,000
-----------------------------------------------------
James C. Cheng         $  753            $36,000
-----------------------------------------------------
J. Michael Parish      $1,004            $48,000
-----------------------------------------------------

6.   Investment Advisers

A.   Services of Adviser

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Subject to the direction of the Trust's Board of Trustees, the Adviser makes decisions regarding the investment and reinvestment of the Fund's assets.

B.   Ownership of Adviser

Dover Corporate Responsibility Management LLC is a Delaware limited liability company. The Adviser is a wholly-owned subsidiary of Dover Management LLC, a Delaware limited liability company, which is controlled by Richard M. Fuscone and Michael P. Castine who are both actively engaged in the investment advisory business. By virtue of their indirect ownership of the Adviser, Messrs. Fuscone and Castine are affiliates of the Adviser.

C.   Information Concerning Accounts Managed by Portfolio Manager

[To be updated in later amendment]

D.   Information Concerning Compensation of Portfolio Manager

Philip Propper De Callejon and Christopher J. Wolfe will be paid by salary and bonus by the Adviser for each fiscal year. No performance fee will be paid for their services to the Fund.

E.   Portfolio Manager Ownership in the Fund

As of December 31, 2004, the Fund had not commenced operations and thus no portfolio manager owned any shares of the Fund.

F.   Fees

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving an advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets the clients invest in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from you.

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

G.   Other Provisions of Advisory Agreement

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment as that term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

H.   Advisory Agreement Approval

[To be updated in later amendment]

7.   Distributor

A.   Distribution Services

The Distributor (also known as principal underwriter of the shares of the Fund) is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement with the Trust (the "Distribution Agreement"), the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Fund. The Financial Institutions may accept purchase, redemption, and other requests on behalf of the Fund. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with its contractual arrangements with the Fund and/or its agents. These Financial Institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge and are responsible for promptly transmitting purchase, redemption, and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the Financial Institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Financial Institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their Financial Institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the Financial Institution.

Distribution Plan - A Shares and C Shares In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares and C Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of C Shares as compensation for the Distributor's services as distributor.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares and C Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board for review, at least quarterly, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A Shares and C Shares.

Distribution fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

8.   Compliance Services

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions ("Compliance Services"). Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay any fees generated under the Compliance Agreement for Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to each Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Compliance Services fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

9.   Other Fund Service Providers

A.   Administrator

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a monthly fee of $2,500, plus 0.10% of the Fund's annual average daily net assets on the first $100 million in fund net assets and 0.05% of the Fund's annual average daily net assets on fund net assets over $100 million. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the

Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

B.   Fund Accountant

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives from the Fund a monthly fee of $2,500 per month, 0.03% of the Fund's annual average daily net assets on the first $50 million in fund net assets, 0.01% of the Fund's annual average daily net assets on the next $450 million in fund net assets, 0.005% of the Fund's annual average daily net assets on fund net assets over $500 million; $250 per month for each class above one, and certain surcharges based upon the number Fund portfolio positions plus certain out of pocket expenses. The fees paid to the Accountant are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

C.   Transfer Agent

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives from the Fund a monthly fee of $1,800 per month per share class. The Fund also pays the Transfer Agent an annual per-account fee of $18.00 per directly-held shareholder account ($1.00 per month per NSCC Level 3 shareholder account) plus certain out-of-pocket expenses. The fees paid to the Transfer Agent are accrued daily by the Fund and paid monthly. Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

Custodian. As custodian, pursuant to an agreement with the Trust, Citibank, N.A. safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

For its services, the Custodian receives $200 per month per custody account, certain transaction expenses, plus 0.01% of the Fund's average daily net assets on the first $1 billion in Fund net assets, 0.0075% on the next $1 billion of Fund net assets and 0.005% of Fund net assets over $2 billion. These fees are accrued daily by the Fund and are paid monthly based on average net assets as of the prior month's end and transactions for the previous month.

Legal Counsel. [  ] passes upon legal matters in connection with the issuance of
                --
shares of the Trust.

Independent Registered Public Accounting Firm

[   ], an independent registered public accounting firm, has been selected as
 ---

auditor for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

Portfolio Transactions
--------------------------------------------------------------------------------

1.   How Securities Are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.   Commissions Paid

Commission information is not provided because the Fund had not commenced operations prior to the date of this SAI.

3.   Adviser Responsibility for Purchases and Sales and Choosing Broker-Dealers

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

In selecting a broker or dealer, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable broker commission or dealer spread), the size of order, difficulty of execution and efficiency of the firm's facilities and the firm's risk in positioning blocks of securities. While the Adviser seeks reasonably competitive trade execution costs, the Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and its clients, including the Fund. In return for such services the Adviser may pay a higher commission than other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

The Adviser does not consider sales of shares of the Fund (or any other mutual fund it may advise in the future) as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of mutual funds advised by the Adviser neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

4.   Obtaining Research from Brokers

Although it does not currently foresee the use of soft dollars, the Adviser may use soft dollars solely for items which are with the safe harbor provisions of
Section 28(e) of the 1934 Act. For purposes of the discussion below, "Soft Dollar Items" refers to research or investment-management related services and equipment provided by brokers through industries and companies, economic surveys and analyses, recommendations as to specific securities, on-line quotations, news and research services, and other services (e.g., computer and telecommunications equipment) providing lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities.

Soft Dollar Items may be provided directly by brokers, by third parties at the direction of brokers or purchased by the Fund with credits or rebates provided by brokers. Soft Dollar Items may arise from over-the-counter principal or agency transactions, as well as exchange traded agency transactions. Brokers sometimes suggest a level of business that they would like to receive in return for the various services that they provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. A broker will not be excluded from executing transactions for the Fund because it has not been identified as providing Soft Dollar Items.

Section 28(e) of the 1934 Act permits the use of Soft Dollar Items in certain circumstances, provided that the Fund does not pay a rate of commissions in excess of what is competitively available from comparable brokerage firms for comparable services, taking into account various factors, including commission rates, financial responsibility and strength and ability of the broker to efficiently execute transactions. Non-research products and soft dollars which are not generated through agency transactions in securities are outside the parameters of Section 28(e)'s "safe harbor," as are transactions effected in futures, currencies or certain derivatives.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

5.   Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

6.   Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

7.   Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. The Fund's investment purchases and sales are determined by the application of its investment criteria and ii) additional criteria such as, but not limited to, the discovery of improper accounting practices or a drop in a corporate credit rating. No trading is done in reaction to market developments. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

8.   Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Information about the securities of brokers and dealers of the Fund acquired by the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

9.   Portfolio Holdings

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund's semi-annual fiscal periods are reported to the SEC on Form N-CSR within 60 days of the end of each such period. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a list of the Fund's portfolio holdings as contained in its latest Form N-Q or Form N-CSR by
contacting                                at                        .
           ------------------------------    -----------------------

In addition, certain service providers to the Fund such as the Fund's investment adviser, administrator, custodian, fund accountant, independent accountants, legal counsel, and transfer agent may, for legitimate business purposes, receive portfolio holdings information before it is released to the public. Many Fund service providers require a list of the Fund's portfolio holdings to provide the services they are contractually obligated to render to the Fund. The portfolio holdings information is released to service providers on an as needed basis pursuant to conditions of confidentiality contained in applicable service agreements and/or attorney/auditor-client privileges. No compensation is paid by the Fund to these service providers as a result of the disclosure of the Fund's portfolio holdings.

The Fund's Chief Compliance Officer monitors the Fund's compliance with its portfolio holdings disclosure policy and annually requests and reviews information regarding the identity of each service provider that receives information regarding Fund portfolio holdings prior to public dissemination, the frequency with which the service provider receives such information and the business purpose for which the disclosure is made. This oversight is designed to help ensure that portfolio holdings disclosure to service providers prior to public dissemination is in the best interests of Fund shareholders. The Chief Compliance Officer also provides an annual report to the Board on, among other things, the Fund's administration of and compliance with its portfolio disclosure policy.

Purchase and Redemption Information
--------------------------------------------------------------------------------

1.   General Information

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.   Additional Purchase Information

Shares of a Fund are sold on a continuous basis by the distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of the Fund may be higher than the Fund class' NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.   IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.   UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

5.   Purchases through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

6.   Additional Redemption Information

You may redeem shares of the Fund at the NAV per share minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.   Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

8.   Redemption In Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board.

9.   NAV Determination

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.  Distributions

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Taxation
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

1.   Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is October 31 (the same as the Fund's fiscal year end).

2.   Meaning of Qualification

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

..    The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

..    The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

..    The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

3.   Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.   Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

5.   Certain Tax Rules Applicable to the Fund's Transactions

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current federal tax law, if the Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for the Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

6.   Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year (or December 31 if elected by the Fund). The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31 if elected by the Fund) of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 (or December 31) in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

7.   Sale or Redemption of Shares

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.   Backup Withholding

The Fund will be required to withhold U.S. federal income tax at federal backup withholding rate (currently 28%) on distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded.

9.   Foreign Shareholders

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at the federal backup withholding rate (currently 28%) on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

10.  State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

11.  Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

Other Matters
--------------------------------------------------------------------------------

1.   The Trust and Its Shareholders

A.   General Information

Forum Funds was organized as a business trust (now known as a statutory trust) under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small-Cap Growth Fund            Dover Responsibility Fund/(4)/
Austin Global Equity Fund                       Fountainhead Special Value Fund
Auxier Focus Fund/(1)/                          Investors Bond Fund
Brown Advisory Growth Equity Fund/(2)/          Jordan Opportunity Fund
Brown Advisory Intermediate Bond Fund/(3)/      Mastrapasqua Growth Value Fund
Brown Advisory International Bond Fund/(2)/     Payson Total Return Fund
Brown Advisory Maryland Bond Fund/(3)/          Payson Value Fund
Brown Advisory Real Estate Fund/(2)/            Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund/(3)/       Shaker Fund/(5)/
Brown Advisory Small-Cap Value Fund             TaxSaver Bond Fund
Brown Advisory Value Equity Fund/(2)/           Winslow Green Growth Fund
DF Dent Premier Growth Fund

/(1)/ The Trust offers shares of beneficial interest in Investor, A and C share classes of this series.
/(2)/ The Trust offers shares of beneficial interest in an Institutional share class of this series.
/(3)/ The Trust offers shares of beneficial interest in Institutional and A share classes of this series.
/(4)/ The Trust offers shares of beneficial interest in Institutional, A and C share classes of this series.
/(5)/ The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

B.   Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will affect a fund's class' performance. For more information on any other Fund or class thereof, investors may contact the Transfer Agent.

C.   Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

D.   Termination or Reorganization of Trust or its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

E.   Fund Ownership

As of [    ] the percentage of shares owned by all officers and trustees of each
       ----
Fund class as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each Fund class, the table reflects "N/A" for not applicable.

  Number of                                  Percentage of
Shares Owned   Percentage of Class Owned   Fund Shares Owned
------------   -------------------------   -----------------
     NA                   NA                      NA

Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of [ ], no shareholders could be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

F.   Limitations on Shareholders' and Trustees' Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

G.   Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

H.   Proxy Voting Procedures

A copy of the Trust's proxy voting procedures and the Adviser's proxy voting procedures are included in Appendix B and Appendix C, respectively. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ending June 30 will be available (1) without charge, upon request, by contacting the Transfer Agent at [(800) xxx-xxxx] and (2) on the SEC's Web site at http://www.sec.gov.

I.   Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

J.   Financial Statements

Financial statements are not yet available for the Fund.

Appendix A - Description of Securities Ratings
--------------------------------------------------------------------------------

Corporate Bonds (Including Convertible Bonds)

Moody's

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        Bonds, which are rated Ba, are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

          Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC        An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch

          Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

Preferred Stock

Moody's

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c         This is the lowest rated class of preferred or preference stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody's

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          .    Leading market positions in well-established industries.
          .    High rates of return on funds employed.
          .    Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          .    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default

Appendix B - Proxy Voting Procedures of the Trust
--------------------------------------------------------------------------------

                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

I.   PURPOSE

     Shareholders of the various series (each a "Fund") of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

     This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund of the Trust.

II.  RESPONSIBILITIES

     A. Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

     The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

B. Proxy Manager. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures.

C. The Proxy Manager may recommend, as appropriate, revisions to update these Policies to the Board.

III. SCOPE

     These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

IV.  POLICIES AND PROCEDURES FOR VOTING PROXIES

     A.   General

          1. Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If
          (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          2. Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

     B.   Routine Matters

          Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          1. Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          2. Appointment of Auditors. Management recommendations will generally be supported.

          3. Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     C.   Non-routine Matters

          1. Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

          2. Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          3. Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

          4. Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          5. Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

     D.   Conflicts of Interest

          The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

          The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

          1. Routine Matters Consistent with Policies. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

          2. Immaterial Conflicts. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

          3. Material Conflicts and Non-Routine Matters. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then --

               a. If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service provided that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

               b. If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

     E.   Abstention

          The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

Appendix C - Proxy Voting Procedures of the Adviser
--------------------------------------------------------------------------------

[To be updated in later amendment]

                                     Part C
                                Other Information

Item 22. Exhibits

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

(c) See Sections 2.04 and 2.07 of the Trust Instrument (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Total Return Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

    (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

    (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

    (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

    (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

    (10) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

    (11) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond Fund and TaxSaver Bond Fund dated May 13,

          2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (12) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (13) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (14) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

    (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

    (16) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

    (17) Form of Management Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number
          0001275125-04-000313).

    (18) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (19) Form of Sub-Advisory Agreement between Registrant and Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (20) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (21) Form of Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC regarding Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Obligations Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund (to be filed by further amendment).

    (22) Form of Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (to be filed by further amendment).

    (23) Form of Sub-Advisory Agreement between Registrant and Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (to be filed by further amendment).

    (24) Form of Investment Advisory Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (to be filed by further amendment).

    (25) Form of Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund (to be filed by further amendment).

(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

    (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(f)       None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number
          0001275125-04-000116).

    (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Small-Cap Value Fund, Brown Advisory Real Estate Fund and Brown Advisory Value Equity Fund (Institutional Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number
          0001275125-04-000450).

    (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number
          0001004402-03-000651).

    (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

    (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number
          0001004402-02-000463).

    (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

    (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

    (12) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(14) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

    (13) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

    (15) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

    (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated September 14, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(16) in post-effective No. 154 via EDGAR on October 29, 2004, accession number 0001275125-04-000360).

    (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

    (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141.)

    (19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (to be filed by further amendment).

    (20) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (to be filed by further amendment).

    (21) Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (to be filed by further amendment).

    (22) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund (to be filed by further amendment).

    (23) Compliance Services Agreement between Registrant and Forum Fund Services, LLC dated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

(i) (1) Opinion of Seward & Kissel LLP dated January 5, 1996 (Exhibit incorporated by reference as filed as Exhibit (10)(a) in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

    (2)   Consent of Counsel (to be filed by further amendment).

(j)       Not applicable.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

    (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

    (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (5) Rule 12b-1 Plan for Absolute Strategies Fund (to be filed by further amendment).

    (6) Rule 12b-1 Plan for Merk Hard Currency Fund (to be filed by further amendment).

    (7) Rule 12b-1 Plan for Dover Responsibility Fund (to be filed by further amendment).

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

    (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

    (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number
          0001275125-04-000313).

    (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (5) Rule 18f-3 Plan for Absolute Strategies Fund (to be filed by further amendment).

    (6) Rule 18f-3 Plan for Merk Hard Currency Fund (to be filed by further amendment).

(7) Rule 18f-3 Plan for Dover Responsibility Fund (to be filed by further amendment).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number
          0001275125-04-000225).

    (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
          0001004402-00-000327).

    (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

    (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

    (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

    (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

    (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

    (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

    (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

    (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

    (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005,
          accession number [    ]).
                            ----

    (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (to be filed by further amendment).

    (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

    (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (to be filed by further amendment).

    (24) Code of Ethics adopted by each sub-adviser to Absolute Strategies Fund (to be filed by further amendment).

    (25) Code of Ethics adopted by Merk Investments, LLC (to be filed by further amendment).

    (26) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (to be filed by further amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

Item 23. Persons Controlled by Or Under Common Control with Registrant

     None

Item 24. Indemnification

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     10.02. Indemnification

          (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

     "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

     "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 25. Business and Other Connections of Investment Adviser

(a)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                             Business Connection
-----------------------   -------------------------------   -------------------
John W Adams              Chairman and Chief Executive      AHH
                          Officer
Steven B. Frankel         Managing Director                 AHH
Sharon Lewis              Managing Director                 AHH
Timothy J. McMahon        Managing Director                 AHH
Theodore L. Stebbins      Managing Director                 AHH
Greg Benning              Managing Director                 AHH
Greg Brown                Managing Director                 AHH
Lawrence F. Calahan, II   Managing Director                 AHH
Cynthia A. Cycon          Managing Director                 AHH

Francis J. Dailey         Managing Director                 AHH
Rick Franco               Managing Director                 AHH
Joseph W. Hammer          Managing Director                 AHH
James Kedersha            Managing Director                 AHH
Russell W. Landon         Managing Director                 AHH
Benjamin A. Marsh         Managing Director                 AHH
Paul M. Mazzarella        Managing Director                 AHH
Danny McDonald            Managing Director                 AHH
James O'Hare              Managing Director                 AHH
Matthew W. Patsky         Managing Director                 AHH
Joseph Ranieri            Managing Director                 AHH
Ronald D. Ree             Managing Director                 AHH
Jack Robinson             Managing Director                 AHH
Christopher Sands         Managing Director                 AHH
Jamie Simms               Managing Director                 AHH
John Tesoro               Managing Director                 AHH
Harry E. Wells III        Managing Director and Clerk       AHH
Carol Werther             Managing Director                 AHH
Deborah Widener           Managing Director                 AHH
Sam Wilkins III           Managing Director                 AHH
Frederick L. Wolf         Managing Director                 AHH
Allyn C. Woodward Jr.     President and Managing Director   AHH
Stephen Zak               Managing Director, CFO and        AHH
                          Treasurer
J. Eric Anderson          Principal                         AHH
Nancy R. Atcheson         Principal                         AHH
Barry Bocklett            Principal                         AHH
Susan Braverman-Lione     Principal                         AHH
Blaine Carroll            Principal                         AHH
Thomas C. Cochran III     Principal                         AHH
Mike Comerford            Principal                         AHH
James Corscadden          Principal                         AHH
Gordon Cromwell           Principal                         AHH
Vernon Essi               Principal                         AHH
Rick Faust                Principal                         AHH
Elizabeth T. Harbison     Principal                         AHH
Robert H. Johnson         Principal                         AHH
Chris Leger               Principal                         AHH
Jeff McCloskey            Principal                         AHH
John F. Murphy            Principal                         AHH
Bridget O'Brien           Principal                         AHH
Ben Z. Rose               Principal                         AHH
Robert Sheppard           Principal                         AHH
Howard Silfen             Principal                         AHH
Gordon L. Szerlip         Principal                         AHH
David Thibodeau           Principal                         AHH
Charles Trafton           Principal                         AHH
Mark E. Young             Principal                         AHH
Alexandra Adams           Vice President                    AHH
Alexander Arnold          Vice President                    AHH
Greg Beloff               Vice President                    AHH
Joe Bruno                 Vice President                    AHH
Jerry Buote               Vice President                    AHH
Joe Buttarazzi            Vice President                    AHH
Peter Cahill              Vice President                    AHH

Sarah Cannon              Vice President                    AHH
Joe Ciardi                Vice President                    AHH
Ben Conway                Vice President                    AHH
Dan Coyne                 Vice President                    AHH
Matthew Epstein           Vice President                    AHH
Frank Gaul                Vice President                    AHH
James Jasinski            Vice President                    AHH
Michael Landry            Vice President                    AHH
Tim Leland                Vice President                    AHH
Jeff Liguori              Vice President                    AHH
Michael Moses             Vice President                    AHH
Cindy Mulica              Vice President                    AHH
Sandra Notardonato        Vice President                    AHH
Channing Page             Vice President                    AHH
Lynn Pieper               Vice President                    AHH
Andrew Pojani             Vice President                    AHH
Ryan Rauch                Vice President                    AHH
Felicia Reed              Vice President                    AHH
Laura Richardson          Vice President                    AHH
Marvin Ritchie            Vice President                    AHH
Patrick Sherbrooke        Vice President                    AHH
Jeffrey Sihpol            Vice President                    AHH
Jonathan Skinner          Vice President                    AHH
Amalia Spera              Vice President                    AHH
Jennifer St. Germain      Vice President                    AHH
Curtis Thom               Vice President                    AHH
Lisa Thors                Vice President                    AHH
Katie Tiger               Vice President                    AHH
Scott Van Winkle          Vice President                    AHH
Tim Vetrano               Vice President                    AHH
Kevin Wagner              Vice President                    AHH
Rebecca Warsofsky         Vice President                    AHH

(b)  AH Lisanti Capital Growth, LLC

     The description of AH Lisanti Capital Growth, LLC ("AH Lisanti") (Investment Advisor to Adams Harkness Small Cap Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 142 (accession number 0001275125-04-000027) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
------------------   --------------------------   ------------------------
Mary Lisanti         President                    AH Lisanti
Timothy J. McMahon   Director                     AH Lisanti
                     Managing Director and CEO    AHH
                                                  60 State Street, Boston,
                                                  Massachusetts 02104
Stephen Zak          Director                     AH Lisanti
                     Managing Director, CFO and   AHH
                     Treasurer                    60 State Street, Boston,
                                                  Massachusetts 02104

(c)  Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. ("Austin") (investment adviser to Austin Global Equity Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number
     0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

Name                 Title                        Business Connection
------------------   --------------------------   -------------------
Peter Vlachos        Director, President,         Austin
                     Treasurer, Secretary

(d)  Auxier Asset Management LLC

     The description of Auxier Asset Management LLC ("Auxier") (investment adviser for Auxier Focus Fund) contained in Parts A and B of Post-Effective Amendment No. 149 (accession number 0001275125-04-000239) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
------------------   --------------------------   -------------------
James J. Auxier      Chief Executive Officer      Auxier
Shauna C. Tweedy     Chief Financial Officer      Auxier

(e)  Bainbridge Capital Management, LLC

     The description of Bainbridge Capital Management, LLC, ("BCM") (investment adviser to Investors Bond Fund and TaxSaver Bond Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number
     0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
------------------   --------------------------   ------------------------------
Jeffrey A. Maffett   Senior Vice President        BCM
                     President                    Colonial Banc Corporation
                                                  110 West Main Street
                                                  Eaton, Ohio 45320
Richard J. Berthy    President, Secretary         BCM
                     President, Chief Executive   ConSELLtant Group Corporation
                     Officer                      Two Prestige Place, Suite 340
                                                  Dayton, Ohio 45342
Les C. Berthy        Director, Vice President     BCM
                     and Senior Portfolio
                     Manager
                     Portfolio Manager            Forum Investment Advisors, LLC
Carl Bright          Vice President               BCM
                     Regional Sales Manager       Forum Fund Services, LLC

(f)  Brown Investment Advisory Incorporated

     The description of Brown Investment Advisory Incorporated ("Brown") (investment adviser to Brown Advisory Intermediate Income Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

     The description of Brown (investment adviser to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number
     0001004402-03-000508) to the Trust's Registration Statement, are incorporated by reference herein.

     The description of Brown (investment adviser to Brown Advisory Maryland Bond Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number 0001004402-03-000508) to the Trust's Registration Statement, is incorporated by reference herein.

     The description of Brown (investment adviser to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

     The description of Brown (investment advisor to Brown Advisory Value Equity
     Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

     The description of Brown (investment advisor to Brown Advisory Small-Cap Value Fund) contained in Parts A and B of Post-Effective Amendment No. 136 (accession number 0001004402-03-000539) to the Trust's Registration Statement, is incorporated by reference herein.

     The description of Brown (investment advisor to Brown Advisory Real Estate
     Fund) contained in Parts A and B of Post-Effective Amendment No. 138 (accession number 0001004402-03-000609) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings, Inc. is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
-----------------    --------------------------   -----------------------------
Michael D. Hankin    President                    Brown
                     Director and Chief           Brown Investment Advisory and
                     Executive Officer, Trustee   Trust Company
                     President and Chief          Brown Capital Holdings, Inc.
                     Executive Officer
                     President                    Maryland Zoological Society
                                                  Baltimore 200
                                                  Druid Hill Park
                                                  Baltimore, MD 21210
                     Trustee                      The Valleys Planning Council
                                                  212 Washington Avenue
                                                  P.O. Box 5402
                                                  Towson, MD 21285-5402
David M. Churchill   Treasurer                    Brown
                     Treasurer and Chief          Brown Investment Advisory and
                     Financial Officer            Trust Company
                     Treasurer and Chief          Brown Capital Holdings, Inc.
                     Financial Officer

Name                 Title                        Business Connection
------------------   --------------------------   -----------------------------
Edward K. Dunn III   Secretary                    Brown
                     Secretary                    Brown Investment Advisory and
                                                  Trust Company

(g)  Cardinal Capital Management, L.L.C.

     The description of Cardinal Capital Management, L.L.C. ("Cardinal) (Sub-Advisor to Brown Advisory Small-Cap Value Fund) contained in Parts A and B of Post-Effective Amendment No. 132 (accession number
     0001004402-03-000501) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                     Business Connection
---------------------   ------------------------  ---------------------------

Amy K. Minella          Partner                   Cardinal
Eugene Fox              Partner                   Cardinal
Robert B. Kirkpatrick   Partner                   Cardinal
Thomas J. Spelman       Managing Director/Chief   Cardinal
                        Financial Officer

(h)  D.F. Dent and Co   mpany, Inc.

     The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 137 (accession number 0001004402-03-000559) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                     Business Connection
---------------------   -----------------------   ------------------------------
Daniel F. Dent          President and Treasurer   D.F. Dent
Sutherland C. Ellwood   Vice President            D.F. Dent
Thomas F. O'Neil        Vice President and        D.F. Dent
                        Secretary
Linda W. McCleary       Vice President            D.F. Dent

(i)  H.M. Payson & Co   .

     The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Total Return Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name                   Title                          Business Connection
---------------------  ----------------------------   --------------------------
John C. Downing        Managing Director, Treasurer   H.M. Payson & Co.
Thomas M. Pierce       Managing Director              H.M. Payson & Co.
Peter E. Robbins       Managing Director              H.M. Payson & Co.
John H. Walker         Managing Director, President   H.M. Payson & Co.
Teresa M. Esposito     Managing Director              H.M. Payson & Co.
John C. Knox           Managing Director              H.M. Payson & Co.
Harold J. Dixon        Managing Director              H.M. Payson & Co.
Michael R. Currie      Managing Director              H.M. Payson & Co.
William O. Hall, III   Managing Director              H.M. Payson & Co.

(j)  King Investment Advisors, Inc.

     The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B of Post-Effective Amendment No. 143 (accession number 0001275125-04-000043) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
-------------------  --------------------------   ------------------------------
Roger E. King        Chairman and President       King
John R. Servis       Director                     King
                     Owner, Commercial Real       John R. Servis Properties
                     Estate                       602 Hallie, Houston, TX  77024
Pat H. Swanson       Compliance Officer           King

Jane D. Lightfoot    Secretary/Treasurer          King

(k)  Mastrapasqua & Associates, Inc.

     The description of Mastrapasqua & Associates, Inc. ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number
     0001004402-03-000508) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
-------------------  --------------------------   ---------------------------
Frank Mastrapasqua   Chairman, CEO and            Mastrapasqua
                     Portfolio Manager
Thomas A. Trantum    President, Portfolio         Mastrapasqua
                     Manager and Security
                     Analyst
Mauro M.             First Vice President-E       Mastrapasqua
Mastrapasqua         Commerce and Strategy
                     Associate Portfolio
                     Manager

(l)  Philadelphia International Advisors, LP

     The description of Philadelphia International Advisors, LP, ("PIA") (Sub-Advisor to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 125 (accession number
     0001004402-03-000044) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                 Title                        Business Connection
-------------------  ---------------------------  ------------------------------
Andrew B.            Chief Investment Officer     PIA
Williams, CFA        and Lead Portfolio Manager
                     Treasurer                    Treasurer, Germantown Friends'
                                                  School
                                                  31 West Coulter Street
                                                  Philadelphia, PA 19144
Robert C. Benthem    Portfolio Manager            PIA
de Grave
Frederick B.         Portfolio Manager            PIA
Herman, III, CFA     Board Member                 Japan America Society of
                                                  Greater Philadelphia
                                                  200 South Broad Street, Suite
                                                  700 Philadelphia, PA 19102
Peter W. O'Hara,     Portfolio Manager            PIA
CFA
Christopher S.       Director of Research         PIA
Delpi, CFA
James S. Lobb        Managing Director of Sales   PIA
                     & Service
                     Board Member                 Riddle Memorial Hospital
                                                  1068 West Baltimore Pike
                                                  Media, PA 19063
Jane A. Webster      Director of Sales            PIA
Kent E. Weaver,      Director of Client Service   PIA
Jr.
Mary T. Evans        Director of Portfolio        PIA
                     Administration

(m)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective Amendment No 129 (accession number 0001004402-03-000293) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
----------------------------------------------------------------------------------------
Bernard R. Horn, Jr.     President, Portfolio Manager     Polaris
Edward E. Wendell, Jr.   Treasurer                        Polaris
                         President                        Boston Investor Services, Inc.

(n)  Shaker Investments, LLC

     The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
------------------------------------------------------------------------------
Edward Paul Hemmelgarn   President, Chief Investment      Shaker
                         Officer and Director

(o)  Windowpane Advisors, LLC

     The description of Windowpane Advisors, LLC ("Windowpane") (investment adviser for the Jordan Opportunity Fund) contained in Parts A and B of Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
---------------------   ------------------------------    -------------------
Michael Stolper          President                        Windowpane
Barbara Ann Malone       Managing Director                Windowpane

(p)  Hellman, Jordan Management Co., Inc.

     The description of Hellman, Jordan Management Co., Inc. ("Hellman") (sub-adviser for the Jordan Opportunity Fund) contained in Parts A and B of Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
---------------------    -----------------------------    -------------------
Gerald R. Jordan, Jr.    President                        Hellman
Gerald Reid Jordan       Executive Vice President         Hellman
Nicholas Gleysteen       Senior Vice President            Hellman
Susan G. Lynch           Vice President                   Hellman
Luke Murphy              Vice President                   Hellman
Ethan T. Brown           Vice President                   Hellman

(q)  Insight Capital Research & Management, Inc.

     The description of Insight Capital Research & Management, Inc. ("Insight") (adviser for the ICRM Small-Cap Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 151(accession number 0001275125-04-000313) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
----------------------   ---------------------------      -------------------
James O. Collins         Chief Executive Officer          Insight
Lisa Miller              Executive Vice President         Insight
Charles Gehring          Vice President                   Insight

(r)  Walter Scott & Partners Limited

     The description of Walter Scott & Partners Limited ("Walter Scott") (sub-adviser to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 152 (accession number
     0001275125-04-000331) to the Trust's Registration Statement.

     The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                        Title                              Business Connection
------------------------    -------------------------------    -------------------
Walter G. Scott             Chairman                           Walter Scott
John Clark                  Director                           Walter Scott
Marilyn R. Harrison         Director                           Walter Scott
Kenneth J. Lyall            Director                           Walter Scott
James D. Smith              Director                           Walter Scott
Pamela J. Maxton            Director                           Walter Scott
Alistair Lyon-Dean          Secretary and Compliance Officer   Walter Scott
Alan McFarlane              Managing Director                  Walter Scott
Frances S. Bentley-Hamlyn   Director                           Walter Scott
Rodger H. Nisbet            Director                           Walter Scott

(s) The description of Forum Investment Advisors, LLC ("Forum") (adviser to Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Obligations Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the officers of Forum Investment Advisors, LLC ("Forum") including their business connections that are of a substantial nature. The address of Forum and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Citigroup provides services.

Name                     Title                            Business Connection
----------------------   ------------------------------   ------------------------
John Y. Keffer           Chairman                         Forum Trust, LLC
Carl A. Bright           President and Treasurer          Forum Trust, LLC
                                                          Forum Fund Services, LLC
Nanette K. Chern         Chief Compliance Officer         Forum Fund Services, LLC
Richard J. Berthy        Vice President, Secretary,       Forum Trust, LLC
                         Assistant Treasurer              Forum Fund Services, LLC
Erica B. Olson           Assistant Secretary              Forum

(t) The description of Absolute Investment Advisers, LLC ("Absolute") (adviser of Absolute Strategies Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The chart reflecting the officers of Absolute, including their business connections that are of a substantial nature, will be filed by further amendment.

(u) The description of the sub-advisers to Absolute Strategies Fund contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement is incorporated by reference herein.

     The chart reflecting the officers of the sub-advisers, including their business connections that are of a substantial nature, will be filed by further amendment.

(v)  Merk Investments, LLC

     The description of Merk Investments, LLC ("Merk") (investment adviser for Merk Hard Currency Fund) contained in Parts A and B of Post-Effective Amendment No. 162.

     The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
----------------------   ------------------------------   -------------------
Axel Merk                President                        Merk
Kimberly Schuster        Chief Compliance Officer         Merk

(w)  Dover Corporate Responsibility Management LLC

     The description of Dover Corporate Responsibility Management LLC ("Dover") (investment adviser for Dover Responsibility Fund) contained in Parts A and B of Post-Effective Amendment No. 163.

     The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                     Title                            Business Connection
----------------------   ------------------------------   -------------------
Richard M. Fuscone       Chairman                         Dover
Michael P. Castine       President                        Dover
Christopher J. Wolfe     Director of Research             Dover


Item 26. Principal Underwriters

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust                          ICM Series Trust
The Cutler Trust                                          Monarch Funds
Forum Funds                                               Sound Shore Fund, Inc.
Henderson Global Funds

(b) The following are officers of Forum Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.

Name                        Position with Underwriter     Position with Registrant
----------------------   ------------------------------   ------------------------
Carl A. Bright           President & Treasurer            None
Nanette K. Chern         Vice President & Secretary       None
Richard J. Berthy        Vice President & Assistant       None
                         Treasurer
Mark A. Fairbanks        Vice President & Assistant       None
                         Secretary

                                    Secretary

(c)  Not Applicable.

Item 27. Location of Accounts and Records

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

Item 28. Management Services

     Not Applicable.

Item 29. Undertakings

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on February 23, 2005.

                                        Forum Funds


                                        By:/s/ David I. Goldstein
                                           -------------------------------------
                                           David I. Goldstein, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on February 23, 2005.

(a)  Principal Executive Officer

     /s/ David I. Goldstein
     ---------------------------
     David I. Goldstein
     President

(b)  Principal Financial Officer

     /s/ Stacey E. Hong
     ---------------------------
     Stacey E. Hong
     Treasurer

(c)  A majority of the Trustees

     John Y. Keffer, Trustee
     James C. Cheng, Trustee
     J. Michael Parish, Trustee
     Costas Azariadis, Trustee


     By: /s/ David I. Goldstein
        ------------------------
     David I. Goldstein
     Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST